Shareholder Report, Average Annual Return (Details)	12 Months Ended	42 Months Ended	60 Months Ended	71 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000188888 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Income Advantage U.S. Fund (Class R6)
Average Annual Return, Percent	16.42%		9.93%		8.38%
C000021883 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Income Advantage U.S. Fund (Class R5)
Average Annual Return, Percent	16.08%		9.88%		8.38%
C000057286 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Income Advantage U.S. Fund (Investor Class)
Average Annual Return, Percent	15.93%		9.61%		8.01%
C000071346 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Income Advantage U.S. Fund (Class Y)
Average Annual Return, Percent	16.22%		9.85%		8.27%
C000021882 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Income Advantage U.S. Fund (Class R)
Average Annual Return, Percent	15.64%		9.32%		7.73%
C000021881 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Income Advantage U.S. Fund (Class C) —including sales charge
Average Annual Return, Percent	14.00%		8.77%		7.35%
C000021879 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Income Advantage U.S. Fund (Class A) —including sales charge
Average Annual Return, Percent	9.62%		8.36%		7.40%
C000032264 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Floating Rate ESG Fund (Class A) —including sales charge
Average Annual Return, Percent	(0.04%)		4.16%		4.21%
C000032266 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Floating Rate ESG Fund (Class C) —including sales charge
Average Annual Return, Percent	1.05%		4.16%		4.05%
C000032267 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Floating Rate ESG Fund (Class R)
Average Annual Return, Percent	2.30%		4.47%		4.21%
C000071348 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Floating Rate ESG Fund (Class Y)
Average Annual Return, Percent	2.80%		4.95%		4.73%
C000032268 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Floating Rate ESG Fund (Class R5)
Average Annual Return, Percent	2.81%		4.97%		4.74%
C000120775 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Floating Rate ESG Fund (Class R6)
Average Annual Return, Percent	2.88%		5.07%		4.82%
C000120776 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Real Estate Income Fund (Class R6)
Average Annual Return, Percent	9.75%		1.08%		3.54%
C000039693 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Real Estate Income Fund (Class R5)
Average Annual Return, Percent	9.55%		0.96%		3.43%
C000071349 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Real Estate Income Fund (Class Y)
Average Annual Return, Percent	9.55%		0.94%		3.37%
C000272210 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Real Estate Income Fund (Class R)
Average Annual Return, Percent	8.99%		0.42%		2.85%
C000039692 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Real Estate Income Fund (Class C) —including sales charge
Average Annual Return, Percent	7.29%		(0.10%)		2.49%
C000039690 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Real Estate Income Fund (Class A) —including sales charge
Average Annual Return, Percent	3.30%		(0.46%)		2.53%
C000076854 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Core Plus Bond Fund (Class A) —including sales charge
Average Annual Return, Percent	(2.07%)		(1.14%)		1.51%
C000076856 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Core Plus Bond Fund (Class C) —including sales charge
Average Annual Return, Percent	0.52%		(1.00%)		1.34%
C000076857 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Core Plus Bond Fund (Class R)
Average Annual Return, Percent	2.01%		(0.50%)		1.69%
C000076858 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Core Plus Bond Fund (Class Y)
Average Annual Return, Percent	2.53%		(0.01%)		2.20%
C000076859 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Core Plus Bond Fund (Class R5)
Average Annual Return, Percent	2.54%		(0.02%)		2.20%
C000120777 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Core Plus Bond Fund (Class R6)
Average Annual Return, Percent	2.60%		0.03%		2.25%
C000120778 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Equity and Income Fund (Class R6)
Average Annual Return, Percent	14.51%		7.88%		9.27%
C000084370 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Equity and Income Fund (Class R5)
Average Annual Return, Percent	14.32%		7.80%		9.18%
C000084369 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Equity and Income Fund (Class Y)
Average Annual Return, Percent	14.30%		7.76%		9.13%
C000084371 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Equity and Income Fund (Class R)
Average Annual Return, Percent	13.80%		7.23%		8.59%
C000084368 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Equity and Income Fund (Class C) —including sales charge
Average Annual Return, Percent	12.22%		6.70%		8.21%
C000084366 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Equity and Income Fund (Class A) —including sales charge
Average Annual Return, Percent	7.72%		6.27%		8.25%
C000084376 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Growth and Income Fund (Class A) —including sales charge
Average Annual Return, Percent	12.30%		9.65%		10.62%
C000084378 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Growth and Income Fund (Class C) —including sales charge
Average Annual Return, Percent	17.00%		10.10%		10.60%
C000084381 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Growth and Income Fund (Class R)
Average Annual Return, Percent	18.55%		10.62%		10.97%
C000084379 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Growth and Income Fund (Class Y)
Average Annual Return, Percent	19.14%		11.18%		11.52%
C000084380 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Growth and Income Fund (Class R5)
Average Annual Return, Percent	19.18%		11.22%		11.59%
C000120779 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Growth and Income Fund (Class R6)
Average Annual Return, Percent	19.25%		11.30%		11.68%
C000120780 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Equally-Weighted S&P 500 Fund (Class R6)
Average Annual Return, Percent	18.27%		8.82%		12.04%
C000084405 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Equally-Weighted S&P 500 Fund (Class Y)
Average Annual Return, Percent	18.17%		8.71%		11.92%
C000084407 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Equally-Weighted S&P 500 Fund (Class R)
Average Annual Return, Percent	17.58%		8.17%		11.36%
C000084404 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Equally-Weighted S&P 500 Fund (Class C) —including sales charge
Average Annual Return, Percent	16.06%		7.64%		10.99%
C000084406 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Equally-Weighted S&P 500 Fund (Class A) —including sales charge
Average Annual Return, Percent	11.41%		7.22%		11.01%
C000084420 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P 500 Index Fund (Class A) —including sales charge
Average Annual Return, Percent	13.18%		10.92%		14.10%
C000084422 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P 500 Index Fund (Class C) —including sales charge
Average Annual Return, Percent	17.90%		11.35%		14.08%
C000265797 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P 500 Index Fund (Class R)
Average Annual Return, Percent	19.52%		11.92%		14.47%
C000084423 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P 500 Index Fund (Class Y)
Average Annual Return, Percent	20.06%		12.46%		15.04%
C000188891 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P 500 Index Fund (Class R6)
Average Annual Return, Percent	20.17%		12.57%		15.10%
C000120781 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco American Franchise Fund (Class R6)
Average Annual Return, Percent	7.69%		8.79%		15.53%
C000095845 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco American Franchise Fund (Class R5)
Average Annual Return, Percent	7.64%		8.71%		15.44%
C000084427 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco American Franchise Fund (Class Y)
Average Annual Return, Percent	7.63%		8.70%		15.41%
C000095844 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco American Franchise Fund (Class R)
Average Annual Return, Percent	7.10%		8.16%		14.83%
C000084426 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco American Franchise Fund (Class C) —including sales charge
Average Annual Return, Percent	5.62%		7.61%		14.43%
C000084424 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco American Franchise Fund (Class A) —including sales charge
Average Annual Return, Percent	1.41%		7.21%		14.46%
C000160735 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Short Duration High Yield Municipal Fund (Class A) —including sales charge
Average Annual Return, Percent	2.41%		0.74%		2.11%
C000160736 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Short Duration High Yield Municipal Fund (Class C) —including sales charge
Average Annual Return, Percent	3.18%		0.48%		1.76%
C000160737 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Short Duration High Yield Municipal Fund (Class Y)
Average Annual Return, Percent	5.33%		1.49%		2.61%
C000160738 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Short Duration High Yield Municipal Fund (Class R5)
Average Annual Return, Percent	5.39%		1.64%		2.72%
C000188892 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Short Duration High Yield Municipal Fund (Class R6)
Average Annual Return, Percent	5.28%		1.55%		2.64%
C000209155 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Short Term Municipal Fund (Class R6)
Average Annual Return, Percent	2.61%		2.15%		2.04%
C000209154 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Short Term Municipal Fund (Class Y)
Average Annual Return, Percent	2.54%		2.08%		2.04%
C000209156 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Short Term Municipal Fund (Class A)
Average Annual Return, Percent	2.28%		1.88%		1.78%
C000209161 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Senior Floating Rate Fund (Class A) —including sales charge
Average Annual Return, Percent	(0.44%)		4.80%		3.61%
C000209162 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Senior Floating Rate Fund (Class C) —including sales charge
Average Annual Return, Percent	1.21%		4.69%		3.33%
C000209160 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Senior Floating Rate Fund (Class R)
Average Annual Return, Percent	2.83%		5.27%		3.71%
C000209159 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Senior Floating Rate Fund (Class Y)
Average Annual Return, Percent	3.34%		5.79%		4.23%
C000209158 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Senior Floating Rate Fund (Class R5)
Average Annual Return, Percent	3.44%		5.84%		4.19%
C000209157 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Senior Floating Rate Fund (Class R6)
Average Annual Return, Percent	3.44%		5.88%		4.33%
C000209173 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Large Cap Fund (Class R6)
Average Annual Return, Percent	9.86%		8.96%		15.32%
C000209172 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Large Cap Fund (Class R5)
Average Annual Return, Percent	9.85%		8.90%		15.12%
C000209171 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Large Cap Fund (Class Y)
Average Annual Return, Percent	9.78%		8.88%		15.15%
C000209170 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Large Cap Fund (Class R)
Average Annual Return, Percent	9.23%		8.34%		14.58%
C000209174 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Large Cap Fund (Class C) —including sales charge
Average Annual Return, Percent	7.86%		7.79%		14.18%
C000209169 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Large Cap Fund (Class A) —including sales charge
Average Annual Return, Percent	3.52%		7.41%		14.24%
C000209176 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Fund (Class A) —including sales charge
Average Annual Return, Percent	23.70%		5.85%		14.34%
C000209180 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Fund (Class C) —including sales charge
Average Annual Return, Percent	28.97%		6.25%		14.30%
C000209178 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Fund (Class R)
Average Annual Return, Percent	30.55%		6.78%		14.69%
C000209177 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Fund (Class Y)
Average Annual Return, Percent	31.22%		7.31%		15.26%
C000209175 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Fund (Class R5)
Average Annual Return, Percent	31.26%		7.39%		15.26%
C000209179 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Fund (Class R6)
Average Annual Return, Percent	31.38%		7.46%		15.44%
C000222272 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco NASDAQ 100 Index Fund (Class R6)
Average Annual Return, Percent	26.19%		14.28%	17.00%
C000241066 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco SMA Municipal Bond Fund
Average Annual Return, Percent	5.46%	4.65%
Without Sales Load [Member] | C000021881 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Income Advantage U.S. Fund (Class C) —excluding sales charge
Average Annual Return, Percent	15.00%		8.77%		7.35%
Without Sales Load [Member] | C000021879 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Income Advantage U.S. Fund (Class A) —excluding sales charge
Average Annual Return, Percent	15.98%		9.60%		8.01%
Without Sales Load [Member] | C000032264 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Floating Rate ESG Fund (Class A) —excluding sales charge
Average Annual Return, Percent	2.54%		4.70%		4.47%
Without Sales Load [Member] | C000032266 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Floating Rate ESG Fund (Class C) —excluding sales charge
Average Annual Return, Percent	2.01%		4.16%		4.05%
Without Sales Load [Member] | C000039692 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Real Estate Income Fund (Class C) —excluding sales charge
Average Annual Return, Percent	8.29%		(0.10%)		2.49%
Without Sales Load [Member] | C000039690 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Global Real Estate Income Fund (Class A) —excluding sales charge
Average Annual Return, Percent	9.38%		0.67%		3.11%
Without Sales Load [Member] | C000076854 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Core Plus Bond Fund (Class A) —excluding sales charge
Average Annual Return, Percent	2.27%		(0.27%)		1.95%
Without Sales Load [Member] | C000076856 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Core Plus Bond Fund (Class C) —excluding sales charge
Average Annual Return, Percent	1.50%		(1.00%)		1.34%
Without Sales Load [Member] | C000084368 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Equity and Income Fund (Class C) —excluding sales charge
Average Annual Return, Percent	13.22%		6.70%		8.21%
Without Sales Load [Member] | C000084366 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Equity and Income Fund (Class A) —excluding sales charge
Average Annual Return, Percent	14.00%		7.48%		8.85%
Without Sales Load [Member] | C000084376 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Growth and Income Fund (Class A) —excluding sales charge
Average Annual Return, Percent	18.85%		10.90%		11.25%
Without Sales Load [Member] | C000084378 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Growth and Income Fund (Class C) —excluding sales charge
Average Annual Return, Percent	18.00%		10.10%		10.60%
Without Sales Load [Member] | C000084404 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Equally-Weighted S&P 500 Fund (Class C) —excluding sales charge
Average Annual Return, Percent	17.02%		7.64%		10.99%
Without Sales Load [Member] | C000084406 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Equally-Weighted S&P 500 Fund (Class A) —excluding sales charge
Average Annual Return, Percent	17.86%		8.44%		11.64%
Without Sales Load [Member] | C000084420 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P 500 Index Fund (Class A) —excluding sales charge
Average Annual Return, Percent	19.77%		12.18%		14.75%
Without Sales Load [Member] | C000084422 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco S&P 500 Index Fund (Class C) —excluding sales charge
Average Annual Return, Percent	18.90%		11.35%		14.08%
Without Sales Load [Member] | C000084426 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco American Franchise Fund (Class C) —excluding sales charge
Average Annual Return, Percent	6.56%		7.61%		14.43%
Without Sales Load [Member] | C000084424 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco American Franchise Fund (Class A) —excluding sales charge
Average Annual Return, Percent	7.35%		8.43%		15.11%
Without Sales Load [Member] | C000160735 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Short Duration High Yield Municipal Fund (Class A) —excluding sales charge
Average Annual Return, Percent	5.07%		1.24%		2.37%
Without Sales Load [Member] | C000160736 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Short Duration High Yield Municipal Fund (Class C) —excluding sales charge
Average Annual Return, Percent	4.18%		0.48%		1.76%
Without Sales Load [Member] | C000209161 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Senior Floating Rate Fund (Class A) —excluding sales charge
Average Annual Return, Percent	3.09%		5.50%		3.96%
Without Sales Load [Member] | C000209162 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Senior Floating Rate Fund (Class C) —excluding sales charge
Average Annual Return, Percent	2.16%		4.69%		3.33%
Without Sales Load [Member] | C000209174 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Large Cap Fund (Class C) —excluding sales charge
Average Annual Return, Percent	8.70%		7.79%		14.18%
Without Sales Load [Member] | C000209169 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Large Cap Fund (Class A) —excluding sales charge
Average Annual Return, Percent	9.54%		8.63%		14.89%
Without Sales Load [Member] | C000209176 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Fund (Class A) —excluding sales charge
Average Annual Return, Percent	30.90%		7.06%		14.99%
Without Sales Load [Member] | C000209180 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Discovery Fund (Class C) —excluding sales charge
Average Annual Return, Percent	29.92%		6.25%		14.30%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	20.38%		12.79%		15.37%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%		(0.29%)		1.40%
MSCI World IndexSM Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index℠ (Net)
Average Annual Return, Percent	20.37%		11.21%		13.01%
S And P Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Average Annual Return, Percent	4.16%	3.41%	0.79%		2.01%
NASDAQ Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ® Composite Index
Average Annual Return, Percent	23.64%		12.38%	15.38%
S And P UBS Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Average Annual Return, Percent	4.87%		6.20%		5.44%
FTSE EPRA NAREIT Developed Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Index (Net)
Average Annual Return, Percent	9.28%		0.57%		3.04%
Bloomberg U S Government Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Index
Average Annual Return, Percent	1.51%		(0.51%)		1.44%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	29.72%		11.84%		11.76%
S And P 500 Equal Weight Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Equal Weight Index
Average Annual Return, Percent	18.50%		9.01%		12.22%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Average Annual Return, Percent	10.82%		11.88%		17.95%
S And P Municipal Bond High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond High Yield Index
Average Annual Return, Percent	6.64%	5.37%	1.36%		3.62%
Custom Invesco Short Duration High Yield Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Invesco Short Duration High Yield Municipal Index
Average Annual Return, Percent	4.83%	4.51%	1.54%		2.85%
S And P Municipal Bond Short Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Short Index
Average Annual Return, Percent	2.15%		1.76%		1.68%
JP Morgan Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan Leveraged Loan Index
Average Annual Return, Percent	5.11%		6.57%		5.69%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Average Annual Return, Percent	23.25%		5.04%		10.66%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Average Annual Return, Percent	26.46%		6.85%		10.55%
Nasdaq 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100 Index®
Average Annual Return, Percent	26.61%		14.46%	17.25%